Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Hennessy Cornerstone Growth Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	49.17%		19.55%	10.65%
Hennessy Cornerstone Growth Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	49.64%		19.93%	11.00%
Hennessy Focus Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	37.93%		8.66%	9.32%
Hennessy Focus Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	38.44%		9.06%	9.72%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	54.22%		24.52%	12.91%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	54.74%		24.97%	13.31%
Hennessy Cornerstone Large Growth Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	23.34%		11.59%	9.29%
Hennessy Cornerstone Large Growth Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	23.62%		11.90%	9.57%
Hennessy Cornerstone Value Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%		10.20%	8.28%
Hennessy Cornerstone Value Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	23.66%		10.44%	8.51%
Hennessy Total Return Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%		4.61%	5.75%
Hennessy Equity and Income Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	20.43%		6.54%	5.93%
Hennessy Equity and Income Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	20.85%		6.93%	6.33%
Hennessy Balanced Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	11.47%		3.13%	3.98%
Hennessy Energy Transition Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%		15.89%	3.31%
Hennessy Energy Transition Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%		16.24%	3.61%
Hennessy Midstream Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	24.81%		13.22%	2.35%
Hennessy Midstream Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	25.30%		13.53%	2.62%
Hennessy Gas Utility Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	30.34%		7.43%	6.01%
Hennessy Gas Utility Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	30.74%		7.77%	6.27%
Hennessy Japan Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	31.08%		4.50%	7.85%
Hennessy Japan Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	31.59%		4.91%	8.25%
Hennessy Japan Small Cap Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.79%		2.20%	7.16%
Hennessy Japan Small Cap Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%		2.61%	7.53%
Hennessy Large Cap Financial Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	49.91%		6.77%	7.12%
Hennessy Large Cap Financial Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	50.45%		7.12%	7.48%
Hennessy Small Cap Financial Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	43.17%		9.22%	8.50%
Hennessy Small Cap Financial Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	43.64%		9.61%	8.89%
Hennessy Technology Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	31.52%		12.36%	11.13%
Hennessy Technology Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	31.84%		12.63%	11.44%
Hennessy Stance ESG ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	28.18%	6.17%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.07%		8.50%	7.94%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%	12.20%	15.27%	13.00%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%	12.44%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.67%		11.46%	11.19%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.39%		10.94%	9.80%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%		15.00%	12.75%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%		10.14%	8.87%
Dow Jones Industrial Average Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.85%		11.37%	11.65%
75/25 Blended DJIA/Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.72%		9.38%	9.32%
50/50 Blended DJIA/Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%		7.00%	6.81%
S&P 500® Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%		14.61%	4.37%
Alerian US Midstream Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	44.33%		19.35%	5.94%
AGA Stock Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.88%		8.35%	7.11%
Russell/Nomura Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.52%		5.54%	6.52%
Tokyo Stock Price Index (TOPIX)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.72%		5.29%	6.46%
Russell/Nomura Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%		2.31%	5.70%
Russell 1000® Index Financials
Average Annual Return [Line Items]
Average Annual Return, Percent	49.59%		14.86%	13.17%
Russell 2000® Index Financials
Average Annual Return [Line Items]
Average Annual Return, Percent	45.38%		7.31%	8.05%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	41.87%		17.83%	15.72%